FI - Roll-forward of net assets measured at fair value on recurring basis (Details 7) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr (3,865)	SFr 2,329
Transfers in, net assets/liabilities	(2,110)	(4,083)
Transfers out, net assets/liabilities	6,150	4,098
Purchases, net assets/liabilities	6,332	10,119
Sales, net assets/liabilities	(5,834)	(9,666)
Issuances, net assets/liabilities	(8,279)	(13,139)
Settlements, net assets/liabilities	6,447	6,052
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	666	(389)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(94)	705
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	46	(113)
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(70)	160
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	51	0
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	407	64
Foreign currency translation impact, net assets/liabilities	(31)	(2)
Balance at beginning of period, net assets/liabilities	(184)	(3,865)
Other Comprehensive Income (Loss) [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	413	3
Trading Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(472)	(841)
Other Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(50)	82
Net Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(109)	(756)
Bank
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	(3,864)	2,332
Transfers in, net assets/liabilities	(2,138)	(4,083)
Transfers out, net assets/liabilities	6,150	4,101
Purchases, net assets/liabilities	6,332	10,115
Sales, net assets/liabilities	(5,833)	(9,661)
Issuances, net assets/liabilities	(8,279)	(13,139)
Settlements, net assets/liabilities	6,447	6,044
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	666	(391)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(94)	713
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	46	(109)
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(70)	155
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	51	0
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	407	63
Foreign currency translation impact, net assets/liabilities	(31)	(4)
Balance at beginning of period, net assets/liabilities	(210)	(3,864)
Bank | Other Comprehensive Income (Loss) [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	413	2
Bank | Trading Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(472)	(841)
Bank | Other Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(50)	82
Bank | Net Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr (109)	SFr (757)